EMERGING MARKETS EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1997
                           (expressed in U.S. dollars)

   Shares                                      Value
   ------                                      -----

            COMMON STOCKS & WARRANTS (74.0%)

            ARGENTINA (7.9%)
            ENERGY
     8,060  YPF Sociedad Anonima........   $   256,463
                                           -----------
            FINANCE
    19,300  Banco Frances Del Rio De
              La Plata SA...............       159,321
    30,600  Banco De Galicia BA.........       185,854
                                           -----------
                                                345,17
                                           -----------
            SERVICES
     6,300  Telecom Argentina SA ADR*...       159,469
                                           -----------
            TOTAL ARGENTINA ............       761,107
                                           -----------
            BRAZIL (11.8%)
            CONSUMER GOODS
    15,500  Compania Cervejaria
              Brahma ADR................       199,562
                                           -----------
            ENERGY
    10,000  Centrais Electricas
              Brasileiras ADR*..........       217,696
     5,900  Companhia Energetica
              De Minas ADR*.............       235,529
                                           -----------
                                               453,225
                                           -----------
            FINANCE
   450,000  Itaubanco SA................       181,641
                                           -----------
            SERVICES
     3,000  Telecomunicacoes
              Brasileiras SA ADR*.......       304,500
                                           -----------
            TOTAL BRAZIL ...............     1,138,928
                                           -----------

            CHILE (1.7%)
     6,000  Chilgener SA ADR............       163,500
                                           -----------
            TOTAL CHILE ................       163,500
                                           -----------

            INDIA (9.0%)
            CAPITAL EQUIPMENT
    10,500  Reliance GDS*...............       219,188
                                           -----------
            CONSUMER GOODS
    43,000  Ashok Leyland GDR...........       182,750
    10,000  Ranbaxy Laboratories GDS....       227,500
                                           -----------
                                               410,250
                                           -----------
            FINANCE
    16,585  Industrial Credit &
              Investment Corp...........       246,287
                                           -----------
            TOTAL INDIA ................       875,725
                                           -----------
            INDONESIA (3.2%)
            BANKING
   315,000  Bank Dagang Nasional
              Indonesia.................        43,689
                                           -----------
            CONSUMER GOODS
    25,500  PT HM Sampoerna.............        44,386
   120,000  PT Kalbe Farma..............        73,232
                                           -----------
                                               117,618
                                           -----------
            MULTI-INDUSTRY
    61,000  PT Astra International, Inc.        45,263
                                           -----------
            SERVICES
   210,000  Citra Marga Nusaphale
              Persada...................        59,709
    43,500  PT Telekomunikasi Ser B.....        40,423
                                           -----------
                                               100,132
                                           -----------
            TOTAL INDONESIA ............       306,702
                                           -----------

            MALAYSIA (5.7%)
            FINANCE
   125,000  Public Finance, Bhd*........        61,497
                                           -----------

            MULTI-INDUSTRY
    23,500  Genting Berhad..............        66,267
    27,000  Perusahaan Otomobil
              Nasional*.................        64,797
   104,000  Renong Berhad...............        95,467
    73,000  Sime Darby Berhad. .........       105,115
                                           -----------
                                               331,646
                                           -----------
            REAL ESTATE
    39,000  Bolton Properties...........        16,262
    31,500  IOI Properties Berhad.......        24,947
                                           -----------
                                                41,209
                                           -----------

                        EMERGING MARKETS EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 1997 (continued)
                           (expressed in U.S. dollars)

   Shares                                      Value
   ------                                      -----
            MALAYSIA (Continued)
            SERVICES
    46,000  Telekom Malaysia............   $   119,364
                                           -----------
            TOTAL MALAYSIA .............       553,716
                                           -----------
            MEXICO (9.0%)
            CAPITAL EQUIPMENT
    25,900  Fomento Economico
              Mexicano SA DE CV.........       182,242
                                           -----------
            CONSUMER GOODS
    42,000  Kimberly-Clark De Mexico....       184,329
                                           -----------
            MULTI-INDUSTRY
    40,000  Cemex  SA ..................       175,552
    70,700  Empresas ICA Sociedad
              Contrladora SA* ..........       158,685
    27,800  Grupo Carso ................       176,050
                                           -----------
                                               510,287
                                           -----------
            TOTAL MEXICO ...............       876,858
                                           -----------
            POLAND (4.3%)
            BANKING
    24,000  Bank Handlowy W Warsza
              Wie SA GDR*...............       328,800
                                           -----------
            MATERIALS
     9,000  KGHM Polska SA GDR*.........        91,575
                                           -----------
            TOTAL POLAND ...............       420,375
                                           -----------
            ROMANIA (3.9%)
            MULTI-INDUSTRY
    51,200  Romania Growth Fund PLC.....       377,856
                                           -----------
            TOTAL ROMANIA ..............       377,856
                                           -----------
            RUSSIA (3.9%)
            ENERGY
     2,340  Lukoil Holding ADR*.........       195,390
     5,850  Unified Energy
              Systems GDR*..............       185,737
                                           -----------
            TOTAL RUSSIA ...............       381,127
                                           -----------
            SOUTH AFRICA (5.1%)
            CONSUMER GOODS
     6,500  South African Breweries* ...       172,883
                                           -----------
            INSURANCE
     7,000  Liberty Life Association
              of Africa.................       174,545
                                           -----------

            MULTI-INDUSTRY
     3,300  Anglo American Corp.
              of  South Africa*.........       142,629
                                           -----------
            TOTAL SOUTH AFRICA .........       490,057
                                           -----------

            TURKEY (8.5%)
            BANKING
 3,890,000  Akbank T.A.S. ..............       264,871
                                           -----------
            CONSUMER GOODS
 2,780,000  Arcelik AS..................       310,437
   149,000  Otomobil Sanayii AS*........       129,862
                                           -----------
                                               440,299
                                           -----------
            MATERIALS
 1,440,000  Turk Sise Ve Cam
              Fabrikalari*..............       123,543
                                           -----------
            TOTAL TURKEY ...............       828,713
                                           -----------

TOTAL INVESTMENTS (identified
  $8,940,252) (a) .........     74.0%       $7,174,664
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES ...     26.0         2,519,484
                               -----        ----------
NET ASSETS ................    100.0%       $9,694,148
                               =====        ==========

---------------
*   non-income producing security

(a) The aggregate cost for federal income tax purposes is $8,940,252, the aggregate gross unrealized appreciation is $182,097 and the aggregate gross unrealized depreciation is $1,947,685 resulting in net unrealized depreciation of $1,765,588.

                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1997
                           (expressed in U.S. dollars)

ASSETS:
      Investments in securities, at value (identified
        cost $8,940,252) (Note 1) ............................     $  7,174,664
      Cash (including $14,374 in foreign currency) ...........        1,428,510
      Receivables for:
        Investments sold .....................................          985,313
        Contributions ........................................          100,000
        Forward foreign currency exchange contracts sold .....           11,101
        Dividends ............................................            6,868
                                                                   ------------
           Total Assets ......................................        9,706,456
                                                                   ------------
LIABILITIES:
   Payables for:
        Investment advisory fee (Note 2) .....................            8,222
        Administrative fee (Note 2) ..........................              320
        Expense reimbursement fee ............................            2,897
        Foreign withholding taxes ............................              869
                                                                   ------------
           Total Liabilities .................................           12,308
                                                                   ------------
NET ASSETS ...................................................     $  9,694,148
                                                                   ============
Net Assets Consist of:
     Paid-in capital .........................................     $ 11,454,506
     Net unrealized depreciation .............................       (1,760,358)
                                                                   ------------
Net Assets ...................................................     $  9,694,148
                                                                   ============

                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                             STATEMENT OF OPERATIONS
          For the period from June 6, 1997 (commencement of operations)
                to October 31, 1997 (expressed in U.S. dollars)

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding tax of $4,503) ...   $    38,204
                                                                    -----------
      Expenses:
         Investment advisory fee (Note 2) .......................        28,028
         Expense reimbursement fee (Note 2) .....................        10,861
         Administrative fee (Note 2) ............................         1,090
                                                                    -----------
         Total Expenses .........................................        39,979
                                                                    -----------

             Net Investment Loss ................................        (1,775)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
      Net realized gain (loss) on:
         Investments ............................................         2,604
         Foreign exchange transactions ..........................      (278,881)
                                                                    -----------
                                                                       (276,277)
                                                                    -----------
      Net change in unrealized appreciation (depreciation) on:
         Investments ............................................    (1,765,588)
         Foreign currency translations ..........................         5,230
                                                                    -----------
                                                                     (1,760,358)
                                                                    -----------
           Net Realized and Unrealized Loss .....................    (2,036,635)
                                                                    -----------
      Net Decrease in Net Assets Resulting from Operations ......   $(2,038,410)
                                                                    ===========

                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                             For the period from
                                                                 June 6, 1997
                                                               (commencement of
                                                                operations) to
                                                               October 31, 1997
                                                             -------------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
   Net investment loss .........................................   $    (1,775)
   Net realized loss on investments and foreign exchange
     transactions ..............................................      (276,277)
   Net change in unrealized depreciation on
     investments and foreign currency translations .............    (1,760,358)
                                                                   -----------
       Net decrease in net assets resulting from operations ....    (2,038,410)
                                                                   -----------
   Capital transactions:
   Proceeds from contributions .................................    11,739,217
   Value of withdrawals ........................................        (6,659)
                                                                   -----------
       Net increase in net assets resulting from capital
         transactions ..........................................    11,732,558
                                                                   -----------
       Total increase in net assets ............................     9,694,148

NET ASSETS:
   Beginning of period .........................................             0
                                                                   -----------
   End of period ...............................................   $ 9,694,148
                                                                   ===========

                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                              FINANCIAL HIGHLIGHTS
          Selected ratios and supplemental data throughout the period
                           (expressed in U.S. dollars)

                                                                For the period
                                                                 June 6, 1997
                                                               (commencement of
                                                                operations) to
                                                               October 31, 1997
                                                               ----------------
Ratio/Supplemental Data:

   Net assets, end of period (000's omitted) ..................      $  9,694
   Expenese as a percentage of average net assets .............          1.25%*
   Ratio of net investment loss to average net assets .........         (0.05%)*
   Portfolio turnover rate.....................................           60%
   Average commission rate paid per share......................      $0.0036

----------
*  Annualized


                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

      1. Organization and Significant Accounting Policies. Emerging Markets Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on June 6, 1997. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

             C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to

                           EMERGING MARKETS PORTFOLIO

                           (expressed in U.S. dollars)

     hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

             D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

             E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.90% of the Portfolio's average daily net assets. For the period ended October 31, 1997, the Portfolio incurred $28,028 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the year ended October 31, 1997, the Portfolio incurred $1,090 for administrative services.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 1.25% of the Portfolio's average daily net assets. For the period ended October 31, 1997, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $30,241 in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brother Harriman Trust Company (Cayman) Limited thereunder.

      3. Investment Transactions. For the year ended October 31, 1997, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $12,815,951 and $3,686,538, respectively. There were no purchases or sales of U.S. government obligations during the period.

                           EMERGING MARKETS PORTFOLIO

                           (expressed in U.S. dollars)

      4. Financial Instruments with Off-Balance Sheet Risk. At October 31, 1997 the Emerging Markets Portfolio had outstanding forward foreign currency exchange contracts as a hedge to protect against possible changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contracts.

      Forward foreign currency exchange contracts open at October 31, 1997:

                      Contracts        In Exchage       Deliver      Unrealized
                     to deliver            For            Date      Appreciation
                     ----------        ----------       -------     ------------
         JPY         178,368,000       $1,500,000      12/02/97       $11,101

                          INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders
Emerging Markets Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Portfolio as of October 31, 1997, and the related statement of operations and the statement of changes in net assets and the financial highlights for the period from June 6, 1997 (commencement of operations) to October 31, 1997 (all expressed in U.S. dollars). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Emerging Markets Portfolio at October 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the period from June 6, 1997 (commencement of operations) to October 31, 1997 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE

Grand Cayman, Cayman Islands
December 12, 1997